Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group did not retrospectively apply the changes to prior years. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Advertising expense	38,760	221,113
Net operating tax losses carry-forward	25,792	103,060
Impairment on long-term investments and game copyright	2,599	11,336
Accrued expenses	5,466	43,631
Less: valuation allowance	(25,792)	(321,354)

Deferred tax assets, net	46,825	57,786

Deferred tax liabilities:
Intangible assets acquired	12,138	259,247

Deferred tax liabilities, net	12,138	259,247

Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax

Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net income before provision for income tax	990,413	2,549,735	3,439,535
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory tax rate	247,603	637,434	859,884
Permanent differences	(516)	(446)	20,135
Change in valuation allowance	(16,034)	5,990	98,862
Effect of income tax rate difference in other jurisdictions	54,242	80,085	156,136
Effect of tax holidays and preferential tax rates	(250,657)	(278,062)	(435,369)

Provision for income tax	34,638	445,001	699,648

Increase in Income Tax Expenses and Net Income Per Share Amounts

If Beijing Momo IT and Chengdu Momo did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2016, 2017 and 2018, the increase in income tax expenses and resulting net income per share amounts would be as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Increase in income tax expenses	250,657	278,062	435,369
Net income per ordinary share attributable to Momo Inc. - basic	1.87	4.74	5.85
Net income per ordinary share attributable to Momo Inc. - diluted	1.74	4.50	5.59